Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 loans	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	$ 815,308,000	$ 793,225,000	[1]	$ 1,261,204,000	$ 882,807,000
Troubled debt restructurings	881,000,000	561,000,000
Loans receivable credit quality, rating description	Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.
Loans Newly Considered T D R	27,000,000
Allowance New T D R Current Evaluation	1,600,000
Allowance New T D R Previous Evaluation	1,700,000
Credit Card T D R Modification Time Period	24
Loans Modified In Loan Split	2
Recorded Investment Loan Split	6,500,000
Charge Offs Included Recorded Investment Loan Split	3,400,000
Recorded Investment Period End	3,500,000
Allowance Loans Modified Loan Split	57,000
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	124,945,000
Construction
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	34,048,000	47,724,000	[1]	341,319,000
Construction | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	20,435,000
Commercial
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	504,760,000	462,391,000	[1]	444,065,000
Commercial | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	94,472,000
Loans | Covered Under Loss Sharing Agreements With F D I C [Member] | Westernbank Puerto Rico [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses		125,000,000
Loans | Covered Under Loss Sharing Agreements With F D I C [Member] | Westernbank Puerto Rico [Member] | A S C Subtopic 31020 [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	42,000,000
Loans | Covered Under Loss Sharing Agreements With F D I C [Member] | Westernbank Puerto Rico [Member] | A S C Subtopic 31030 [Member]
Financing Receivable, Modifications [Line Items]
Allowance for loan losses	83,000,000
Loans | Construction
Financing Receivable, Modifications [Line Items]
Outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings	152,000	3,000,000
Loans | Commercial
Financing Receivable, Modifications [Line Items]
Outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings	$ 3,000,000	$ 1,000,000

[1]	At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio